Prepaid expenses - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses
Non-current lease prepayments	$ 26,582	$ 27,464
Life of underlying assets	P35Y
Empresa de Generacion Huanza S.A. [Member]
Prepaid expenses
Non-current lease prepayments	$ 31,007,190,000